PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Emerging Markets Consumer ETF | First Quarter Report 2022 1
Common Stocks - 99 .1%
Issuer Shares Value ($)
Brazil - 4.2%
Raia Drogasil SA 428,855 1,574,547
Telefonica Brasil SA 174,139 1,567,083
Vibra Energia SA 465,299 1,486,800
Total 4,628,430
China - 43.8%
Alibaba Group Holding Ltd. ADR
(a)
42,047 4,779,903
ANTA Sports Products Ltd. 116,372 1,429,633
Baidu, Inc. ADR
(a)
28,959 4,307,072
Bilibili, Inc. ADR
(a)
22,716 581,530
BYD Co. Ltd. Class H 81,841 3,274,912
China Feihe Ltd.
(b)
300,059 344,915
China Mengniu Dairy Co. Ltd.
(a)
278,600 1,389,991
China Resources Beer Holdings Co. Ltd. 158,999 1,185,358
China Tower Corp. Ltd. Class H
(b)
4,431,103 570,338
Dongfeng Motor Group Co. Ltd. Class H 250,764 190,463
Geely Automobile Holdings Ltd. 521,823 1,186,362
Great Wall Motor Co. Ltd. Class H 316,479 650,950
Guangzhou Automobile Group Co. Ltd. Class
H 287,911 278,483
Haier Smart Home Co. Ltd. Class H 237,112 877,807
Hengan International Group Co. Ltd. 67,635 317,620
JD.com, Inc. ADR 75,667 4,859,335
Kuaishou Technology
(a),(b)
153,837 1,713,450
Li Ning Co. Ltd. 237,811 2,203,259
Meituan Class B
(a),(b)
189,567 4,691,493
NetEase, Inc. ADR 38,101 3,557,109
Nongfu Spring Co. Ltd. Class H
(b)
174,782 1,003,438
Tencent Holdings Ltd. 100,838 4,554,252
Tencent Music Entertainment Group ADR
(a)
61,570 309,081
Tingyi Cayman Islands Holding Corp. 189,782 325,052
Vipshop Holdings Ltd. ADR
(a)
36,018 356,218
Want Want China Holdings Ltd. 595,352 517,437
Yum China Holdings, Inc. 43,030 2,086,955
Zhongsheng Group Holdings Ltd. 59,181 417,445
Total 47,959,861
Greece - 0.5%
Hellenic Telecommunications Organization
SA 30,658 531,089
India - 18.1%
Avenue Supermarts Ltd.
(a),(b)
39,152 1,688,634
Hero MotoCorp Ltd. 34,131 1,175,423
Hindustan Unilever Ltd. 177,945 5,026,105
ITC Ltd. 777,184 2,691,568
Mahindra & Mahindra Ltd. GDR 251,556 3,421,161
Maruti Suzuki India Ltd. 34,928 3,746,448
Nestle India Ltd. 9,375 2,073,902
Total 19,823,241
Indonesia - 2.6%
PT Astra International Tbk 2,695,400 1,198,659
PT Telkom Indonesia Persero Tbk 6,331,752 1,700,085
Total 2,898,744
Kuwait - 1.0%
Mobile Telecommunications Co. KSCP 557,418 1,078,873
Mexico - 2.7%
Fomento Economico Mexicano SAB de CV
Series UBD 157,417 1,059,239
Grupo Televisa SAB Series CPO 216,812 354,731
Wal-Mart de Mexico SAB de CV 433,930 1,491,115
Total 2,905,085
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC GDR
(c),(d)
77,622 0
Mobile TeleSystems PJSC ADR
(c),(d)
86,390 0
Yandex NV Class A
(a),(c),(d)
66,463 0
Total 0
Saudi Arabia - 5.3%
Almarai Co. JSC 64,606 902,256
Etihad Etisalat Co. 97,504 909,528
Saudi Telecom Co. 155,055 4,012,644
Total 5,824,428
South Africa - 2.9%
Shoprite Holdings Ltd. 136,054 1,643,361
Vodacom Group Ltd. 189,349 1,515,601
Total 3,158,962
Taiwan - 13.5%
Chunghwa Telecom Co. Ltd. 1,139,727 4,676,432
Far EasTone Telecommunications Co. Ltd. 478,740 1,346,046
Hotai Motor Co. Ltd. 106,447 2,169,502
President Chain Store Corp. 168,327 1,542,675
Taiwan Mobile Co. Ltd. 495,943 1,801,397
Uni-President Enterprises Corp. 1,431,092 3,224,752
Total 14,760,804
Thailand - 2.8%
Advanced Info Service PCL 187,503 1,031,518
CP ALL PCL 771,092 1,308,599
Thai Beverage PCL 1,496,228 693,445
Total 3,033,562
United Arab Emirates - 1.7%
Emirates Telecommunications Group Co.
PJSC 259,036 1,840,636
Total Common Stocks
(Cost: $ 112,828,425 ) 108,443,715
Money Market Funds - 0 .5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 1.054%
(e)
509,428 509,428
Total Money Market Funds
(Cost: $509,428) 509,428
Total Investments in Securities
(Cost: $113,337,853) 108,953,143
Other Assets & Liabilities, Net 407,007
Net Assets 109,360,150

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
June 30, 2022 (Unaudited)
2 Columbia Emerging Markets Consumer ETF | First Quarter Report 2022
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $10,012,268, which represents 9.16% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at June 30, 2022.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT279_03_M01_(08/22)
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